Aberdeen U.S. Multi-Cap Equity Fund (formerly Aberdeen U.S. Equity Fund)
Aberdeen U.S. Multi-Cap Equity Fund (formerly Aberdeen U.S. Equity Fund)
Objective
The Aberdeen U.S. Multi-Cap Equity Fund (formerly, Aberdeen U.S. Equity Fund) (the “U.S. Multi-Cap Equity Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay when you buy and hold shares of the U.S. Multi-Cap Equity Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Aberdeen Funds.  More information about these and other discounts is available from your financial advisor and in the “Investing with Aberdeen Funds: Choosing a Share Class — Reduction and Waiver of Class A Sales Charges” section on page 200 of the Fund’s prospectus and in the “Additional Information on Purchases and Sales - Waiver of Class A Sales Charges” and “Reduction of Sales Charges” sections on pages 154-156 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Aberdeen U.S. Multi-Cap Equity Fund (formerly Aberdeen U.S. Equity Fund)	Class A		Class C	Class R	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	1.00%	[1]	1.00%	none	none	none
[1]	Unless you are otherwise eligible to purchase Class A shares without a sales charge, a contingent deferred sales charge (CDSC) of up to 1.00% will be charged on Class A shares redeemed within 18 months of purchase if you paid no sales charge on the original purchase and a finder's fee was paid.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Aberdeen U.S. Multi-Cap Equity Fund (formerly Aberdeen U.S. Equity Fund)		Class A	Class C	Class R	Institutional Class	Institutional Service Class
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.25%	0.34%	0.36%	0.25%	0.33%
Total Annual Fund Operating Expenses		1.25%	2.09%	1.61%	1.00%	1.08%
Less: Amount of Fee Limitations/Expense Reimbursements	[2]	0.06%	0.19%	0.06%	0.10%	0.06%
Total Annual Fund Operating Expenses After Fee Limitations/Expense Reimbursements		1.19%	1.90%	1.55%	0.90%	1.02%
[1]	Other Expenses have been restated to reflect current fees.
[2]	Aberdeen Funds (the "Trust") and Aberdeen Asset Management Inc. (the "Adviser") have entered into a written contract limiting operating expenses to 0.90% for all Classes of the Fund. This contractual limitation may not be terminated before February 28, 2017 without the approval of the Board of Trustees. This limit excludes certain expenses, including any taxes, interest, brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses, Rule 12b-1 fees, administrative service fees, transfer agent out-of-pocket expenses for Class A Shares, Class R Shares and Institutional Service Class Shares and extraordinary expenses. The Trust is authorized to reimburse the Adviser for management fees previously limited and/or for expenses previously paid by the Adviser, provided, however, that any reimbursements must be paid at a date not more than three years after the date when the Adviser limited the fees or reimbursed the expenses and the reimbursements do not cause a Class to exceed the applicable expense limitation in the contract at the time the fees were limited or expenses are paid.

Example

This Example is intended to help you compare the cost of investing in the U.S. Multi-Cap Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the U.S. Multi-Cap Equity Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Aberdeen U.S. Multi-Cap Equity Fund (formerly Aberdeen U.S. Equity Fund) - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	689	943	1,216	1,994
Class C	293	637	1,106	2,406
Class R	158	502	870	1,906
Institutional Class	92	308	543	1,216
Institutional Service Class	104	338	590	1,312

You would pay the following expenses on the same investment if you did not sell your shares:
Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
Aberdeen U.S. Multi-Cap Equity Fund (formerly Aberdeen U.S. Equity Fund) | Class C | USD ($)	193	637	1,106	2,406

Portfolio Turnover

The U.S. Multi-Cap Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.92% of the average value of its portfolio.

Principal Strategies

As a non-fundamental policy, under normal circumstances, the U.S. Multi-Cap Equity Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in U.S. equity securities. Equity securities include, but are not limited to, common stock, preferred stock and depositary receipts. The Fund seeks to invest in securities of U.S. companies. A company is considered to be a U.S. company if Fund management determines that the company meets one or more of the following criteria: the company

•                  is organized under the laws of, or has its principal office in the United States,

•                  has its principal securities trading market in the United States,

•                  alone or on a consolidated basis derives the highest concentration of its annual revenue or earnings or assets from goods produced, sales made or services performed in the United States; and/or

•                  issues securities denominated in the currency of the United States.

If the Fund changes its 80% investment policy, it will notify shareholders at least 60 days before the change and, if necessary, will change the name of the U.S. Multi-Cap Equity Fund.

The Fund will invest in companies across a broad spectrum of market capitalizations.

Principal Risks

The U.S. Multi-Cap Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments — and therefore, the value of Fund shares — may fluctuate. These changes may occur because of:

Impact of Large Redemptions and Purchases of Fund Shares — Occasionally, shareholders may make large redemptions or purchases of Fund shares, which may cause the Fund to have to sell securities or invest additional cash. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle.

Market Risk — Deteriorating market conditions might cause a general weakness in the market that reduces the prices of securities in those markets in which the Fund invests.

Mid-Cap Securities Risk — Stocks of medium-sized companies tend to be more volatile and less liquid than stocks of larger companies.

Sector Risk — To the extent that the Fund has a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within an economic sector, the Fund may be more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Securities Selection Risk — The investment team may select securities that underperform the stock market or other funds with similar investment objectives and strategies.

Small-Cap Securities Risk — Stocks of smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

If the value of the Fund’s investments decreases, you may lose money.

For additional information regarding the above identified risks, see “Fund Details: Additional Information about Investments, Investment Techniques and Risks” in the prospectus.

Performance

The bar chart and table below can help you evaluate potential risks of the U.S. Multi-Cap Equity Fund. The bar chart shows how the Fund’s annual total returns for Class A have varied from year to year. The returns in the table reflect the maximum sales charge for Class A. The returns in the bar chart do not reflect sales loads or account fees. If these amounts were reflected, returns would be less than those shown.

The table compares the Fund’s average annual total returns to the returns of the Russell 3000® Index, a broad-based securities index. Effective October 31, 2015, the Russell 3000 Index replaced the S&P 500® Index as the Fund’s benchmark index. The Adviser believes that the Russell 3000® Index is a more meaningful comparison index given the size of the companies in which the Fund intends to invest. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

The returns presented for the U.S. Multi-Cap Equity Fund for periods prior to October 10, 2011 reflect the performance of a predecessor fund (the “Predecessor Fund”) from June 23, 2008 to October 9, 2011. In addition, after February 28, 2009, the Predecessor Fund changed its investment style and became diversified. The returns prior to June 23, 2008 reflect the performance of another predecessor fund (the “Second Predecessor Fund”), which was acquired by the Predecessor Fund. The U.S. Multi-Cap Equity Fund adopted the performance of the Predecessor Fund as the result of a reorganization on October 10, 2011 in which the U.S. Multi-Cap Equity Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund. In connection with the reorganization, the Fund changed its name from Aberdeen U.S. Equity I Fund to Aberdeen U.S. Equity Fund. The U.S. Multi-Cap Equity Fund maintained the investment objective and investment strategies of the Predecessor Fund on the date of the reorganization without any changes.

Returns of the Predecessor Fund and the Second Predecessor Fund have not been adjusted to reflect the expenses applicable to the respective classes. Institutional Service Class returns prior to the commencement of operations of Institutional Service Class of the Fund (inception date: October 10, 2011) are based on the previous performance of the Predecessor Fund’s and Second Predecessor Fund’s Institutional Class shares. Excluding the effect of any fee waivers or reimbursements, this performance is substantially similar to what each individual class would have produced because all classes invest in the same portfolio of securities.  Returns would only differ to the extent of the differences in expenses between the two classes.

Annual Total Returns — Class A Shares (Years Ended Dec. 31)

Highest Return: 17.67% - 2nd quarter 2009 Lowest Return: -21.10% — 4th quarter 2008
Average Annual Total Returns as of December 31, 2015

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Average Annual Returns - Aberdeen U.S. Multi-Cap Equity Fund (formerly Aberdeen U.S. Equity Fund)	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class A	(9.38%)	6.95%	4.21%
Class C	(5.56%)	7.45%	4.10%
Class R	(4.08%)	7.99%	4.63%
Institutional Class	(3.67%)	8.56%	5.15%
Institutional Service Class	(3.76%)	8.48%	5.12%
After Taxes on Distributions | Class A	(10.79%)	6.02%	3.53%
After Taxes on Distributions and Sale of Fund Shares | Class A	(4.44%)	5.31%	3.33%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	0.48%	12.18%	7.35%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%